Research and Development Expenses - Schedule of Research and Development Expenses (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Research and Development Expenses [Abstract]
Total	$ 1,364,591	$ 1,103,806	$ 531,062
Employee compensation and benefits [Member]
Schedule of Research and Development Expenses [Abstract]
Total	881,957	588,930	112,187
Materials [Member]
Schedule of Research and Development Expenses [Abstract]
Total	46,482	422,284	400,886
Office and miscellaneous [Member]
Schedule of Research and Development Expenses [Abstract]
Total	$ 436,182	$ 92,592	$ 17,989